Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in the Carrying Amount of Goodwill
The changes in the carrying amount of goodwill for the periods ended December 31, 2021 (Successor) and 2020 (Predecessor) were as follows:

	Jan. 1, 2020 (Predecessor)	Goodwill acquired during 2020 (Predecessor)	Dec. 31, 2020 (Predecessor)	Goodwill acquired during 2021 (Predecessor)	Dec. 22, 2021 (Predecessor)	Goodwill acquired during 2021 (Successor)	Dec. 31, 2021 (Successor)
Goodwill	$33,007	$30,208	$63,215	$19,898	$83,113	$1,189,464	$1,189,464

Schedule of Intangible Assets Other Than Goodwill
Intangible assets other than goodwill for the periods ended December 31, 2021 (Successor) and 2020 (Predecessor) were as follows:

	Period Ended December 31, 2021 (Successor)			Useful Life (in years)
	Gross	Accumulated Amortization	Net
Trade name	$70,000	$98	$69,902	15
Customer relationships	180,000	252	179,748	19
Developed software	4,300	6	4,294	5
Developed technology	15,700	22	15,678	5

Total intangible assets	$270,000	$378	$269,622

	Period Ended December 31, 2020 (Predecessor)			Useful Life (in years)
	Gross	Accumulated Amortization	Net
Trade name	$12,200	$919	$11,281	5-15
Customer relationships	67,600	4,448	63,152	5-17
Developed software	6,400	720	5,680	5
Developed technology	4,500	1,147	3,353	5

Total intangible assets	$90,700	$7,234	$83,466

Schedule of Estimated Amortization Expense	Estimated amortization expense for each of the next five years:

Year ended	Total
2022	$17,280
2023	17,280
2024	17,280
2025	17,280
2026	17,280
Thereafter	183,222

Total	$269,622